SALE-LEASEBACK TRANSACTION - OPERATING LEASE (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 01, 2019
Rent expense	$ 110,420	$ 132,504
Building [Member] | Lease Agreement [Member] | Mr. Mark Pastreich [Member]
Monthly lease payments			$ 12,088
Sale-Leaseback Arrangement [Member] | Land and Building [Member]
Lease terms		Twenty years.
Gain realized		$ 500,000